Financial Risk Management - Equity Price Risk Management (Details) - Equity Price Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable equity investments
FINANCIAL RISK FACTORS
Increase (decrease) in equity prices (as a percent)	10.00%
Increase	€ 56	€ 84
Decrease	€ 56	81
Share-based payment expenses
FINANCIAL RISK FACTORS
Increase (decrease) in equity prices (as a percent)	20.00%
Increase	€ 306	281	€ 200
Decrease	€ 291	€ 252	€ 198